Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The information below presents the relationship between the compensation of the Company’s NEOs and certain performance measures in accordance with Item 402(v) of SEC’s Regulation S-K.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO(s)(1)	Average Compensation Actually Paid to Non-PEO NEO(s)(2)	Value of Initial Fixed $100 Investment Based on total Shareholder Return(3)	Net Income (Loss) (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$644,626	$644,626	$386,947	$386,490	$0.02	$767
2023	$645,466	$645,466	$387,319	$366,837	$1.57	$6,083
2022	$617,121	$617,121	$361,737	$353,577	$71.97	$(8,470)

(1)	Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.
(2)
Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $458, $20,483 and $8,160 of her unvested shares during 2024, 2023 and 2022, respectively. The unvested shares expired in 2024. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

(3)
Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2021, calculated through the end of each of 2022, 2023 or 2024, as applicable, based on the Company’s share price.

Named Executive Officers, Footnote
(1)	Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.

PEO Total Compensation Amount	$ 644,626	$ 645,466	$ 617,121
PEO Actually Paid Compensation Amount	644,626	645,466	617,121
Non-PEO NEO Average Total Compensation Amount	386,947	387,319	361,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 386,490	366,837	353,577
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $458, $20,483 and $8,160 of her unvested shares during 2024, 2023 and 2022, respectively. The unvested shares expired in 2024. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.02	$ 1.57	$ 71.97
PEO Name	Mr. Franklin	Mr. Franklin	Mr. Franklin
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 767,000	$ 6,083,000	$ (8,470,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (458)	$ (20,483)	$ (8,160)